Equity (Details)				9 Months Ended		12 Months Ended
	Jul. 31, 2024 USD ($) $ / shares	May 07, 2024 USD ($) $ / shares	Feb. 29, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) Vote $ / shares shares	Sep. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares
Equity [Abstract]
Share capital				$ 11,617,028		$ 11,615,905
Ordinary shares subscribed and disbursed (in shares) | shares				116,170,284		116,159,054
Nominal value per share (in dollars per share) | $ / shares				$ 0.1
Voting right per share | Vote				1
Reduction of share premium				$ 0	$ 0
Capital contribution by non-controlling interests				$ 1,200,000	19,823,000
Treasury shares held (in shares) | shares				0		0
Number of treasury share transactions in the period (in shares) | shares				0		0
Chile PV 3 [Member]
Equity [Abstract]
Capital contribution by non-controlling interests				$ 1,200,000	19,500,000
Share Premium [Member]
Equity [Abstract]
Reduction of share premium				$ (200,000,000)	$ (250,000,000)
Fourth Quarter [Member]
Equity [Abstract]
Dividend declaration date			Feb. 29, 2024
Dividends paid (in dollars per share) | $ / shares			$ 0.445
Dividend paid date			Mar. 22, 2024
Dividends paid			$ 51,700,000
First Quarter [Member]
Equity [Abstract]
Dividend declaration date		May 07, 2024
Dividends paid (in dollars per share) | $ / shares		$ 0.445
Dividend paid date		Jun. 14, 2024
Dividends paid		$ 51,700,000
Second Quarter [Member]
Equity [Abstract]
Dividend declaration date	Jul. 31, 2024
Dividends paid (in dollars per share) | $ / shares	$ 0.445
Dividend paid date	Sep. 16, 2024
Dividends paid	$ 51,700,000
Long-term Incentive Plans [Member]
Equity [Abstract]
Shares issued (in shares) | shares				11,230	103,928
Algonquin [Member]
Equity [Abstract]
Ownership interest				42.20%
Proportion of voting rights held by non-controlling interests				41.50%
Dividends paid to non-controlling interests				$ 8,900,000	$ 10,700,000
Itochu Corporation [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				3,600,000	5,100,000
Algerian Energy Company, SPA [Member]
Equity [Abstract]
Dividends paid to non-controlling interests				$ 8,200,000	$ 6,700,000